Nature of Operations and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Liquidity

Note 1 – Nature of Operations and Liquidity

Organization and Operations

Odyssey Semiconductor Technologies, Inc. (“Odyssey Technologies”) was incorporated on April 12, 2019 under the laws of the State of Delaware. Odyssey Technologies, through its wholly-owned subsidiary, Odyssey Semiconductor, Inc. (“Odyssey Semiconductor”) and Odyssey Semiconductor’s wholly owned subsidiary, JR2J, LLC (“JR2J”) (collectively, the “Company”), is a semiconductor device company developing high-voltage power switching components and systems based on proprietary Gallium Nitride (“GaN”) processing technology.

COVID-19

The extent of the impact and effects of the recent outbreak of the coronavirus (COVID-19) on the operation and financial performance of our business will depend on future developments, including the duration and spread of the outbreak, related travel advisories and restrictions, the consequential potential of staff shortages, and project development delays, all of which are highly uncertain and cannot be predicted. If demand for the Company’s services or the Company’s ability to service customers are impacted for an extended period, especially as it relates to major customers, our financial condition and results of operations may be materially adversely affected.

Liquidity and Financial Condition

As of September 30, 2021, the Company had a cash balance, working capital and accumulated deficit of approximately $3,410,000, $3,270,000 and $6,100,000, respectively. During the nine months ended September 30, 2021, the Company generated a net loss of approximately $2,600,000.

The Company believes its current cash on hand is sufficient to meet its operating obligations and capital requirements for at least twelve months from the issuance of these financial statements. Thereafter, the Company may need to raise further capital through the sale of additional equity or debt securities or other debt instruments to support its future operations. The Company’s operating needs include the planned costs to operate its business, including amounts required to fund working capital and capital expenditures. The Company’s future capital requirements and the adequacy of its available funds will depend on many factors, including the Company’s ability to successfully commercialize its products and services, competing technological and market developments, and the need to enter into collaborations with other companies or acquire other companies or technologies to enhance or complement its product and service offerings. There is also no assurance that the amount of funds the Company might raise will enable the Company to complete its development initiatives or attain profitable operations. If the Company is unable to obtain additional financing on a timely basis, it may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately, the Company could be forced to discontinue its operations and liquidate.

Note 1 – Business Organization, Reverse Recapitalization and Liquidity

Organization and Operations

Odyssey Semiconductor Technologies, Inc. (“Odyssey Technologies”) was incorporated on April 12, 2019 under the laws of the State of Delaware. Odyssey Technologies, through its wholly-owned subsidiary, Odyssey Semiconductor, Inc. (“Odyssey Semiconductor”) and Odyssey Semiconductor’s wholly owned subsidiary, JR2J, LLC (“JR2J”) (collectively, the “Company”), is a semiconductor device company developing high-voltage power switching components and systems based on proprietary Gallium Nitride (“GaN”) processing technology.

Reverse Recapitalization and Common Control Merger

On June 17, 2019, Odyssey Semiconductor entered into a contribution agreement with 100% of the members of JR2J (“Contribution Agreement”). Pursuant to the Contribution Agreement, the members of JR2J agreed to transfer 100% of their membership interests in JR2J to the Odyssey Semiconductor in exchange for the issuance of an aggregate of 5,316,667 shares of Common Stock of Odyssey Semiconductor (the “Contribution”). In connection with the Contribution Agreement, JR2J became a wholly-owned subsidiary of Odyssey Semiconductor. Odyssey Semiconductor and JR2J were determined to be entities held under common control through identical common ownership. Accordingly, the effect of the merger was retrospectively applied to all financial statement periods presented herein and the historical financial statements of Odyssey Semiconductor and JR2J are combined.

On June 21, 2019, Odyssey Technologies entered into a share exchange agreement (the “Share Exchange Agreement”) with Odyssey Semiconductor and 100% of the stockholders of Odyssey Semiconductor (the “Semiconductor Stockholders”). On June 21, 2019 (the “Closing Date”), the Company closed the transaction contemplated by the Share Exchange Agreement. Pursuant to the Share Exchange Agreement, the Semiconductor Stockholders agreed to transfer an aggregate of 5,666,667 shares of Common Stock of Odyssey Semiconductor to Odyssey Technologies in exchange for Odyssey Technologies’ issuance of an aggregate of 5,666,667 shares of its Common Stock to the Semiconductor Stockholders (the “Share Exchange”). On the Closing Date, Odyssey Semiconductor became a wholly-owned subsidiary of Odyssey Technologies, the Semiconductor Stockholders beneficially owned approximately 61.37% of Odyssey Technologies’ Common Stock on a fully-diluted basis, Odyssey Technologies began operating Odyssey Semiconductor’s business of developing high-voltage power switching components and systems, and all directors and officers of Odyssey Technologies resigned and were replaced by the directors and officers of Odyssey Semiconductor.

The closing of the Share Exchange was accounted for as a reverse recapitalization under the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805-40. The condensed consolidated statements of operations herein reflect the historical results of Odyssey Semiconductor prior to the completion of the reverse recapitalization since it was determined to be the accounting acquirer, and do not include the historical results of operations for Odyssey Technologies prior to the completion of the reverse recapitalization. Odyssey Technologies’ assets and liabilities are consolidated with the assets and liabilities of Odyssey Semiconductor as of the Closing Date. Odyssey Semiconductor’s retained earnings are being carried forward as the Company’s retained earnings.

COVID-19

The extent of the impact and effects of the recent outbreak of the coronavirus (COVID-19) on the operation and financial performance of our business will depend on future developments, including the duration and spread of the outbreak, related travel advisories and restrictions, the consequential potential of staff shortages, and project development delays, all of which are highly uncertain and cannot be predicted. If demand for the Company’s services or the Company’s ability to service customers are impacted for an extended period, especially as it relates to major customers, our financial condition and results of operations may be materially adversely affected.

Liquidity and Financial Condition

As of December 31, 2020, the Company had a cash balance, working capital and accumulated deficit of approximately $273,000, $63,000 and $3,516,000, respectively. During the year ended December 31, 2020, the Company generated net loss of approximately $2,043,000.

In February 2021, the Company received approximately $68,000 from the exercise of stock options to purchase 45,625 shares of Common Stock. On February 24, 2021, the Company received $193,625 pursuant to a promissory note issued under the Paycheck Protection Program Part 2 (“PPP2”). Interest accrues at 1% per annum and the note is payable in 60 monthly installments of $3,300 commencing May 2022. On March 30, 2021, the Company received the proceeds of the first closing pursuant to an offering of its Common Stock. The Company sold 1,251,625 shares of Common Stock at $4.00 per share for gross proceeds of $5,006,500 (after expenses, net proceeds were approximately $4.6 million). Warrants equal to 8% of the common shares sold, other than to certain parties that were excluded from fees (“Excluded Counterparties”), will be issued to the placement agent with a 5 year exercise period and an exercise price of $4.00 per share. The Company may sell up to an additional 2,498,375 shares pursuant to this offering. The maximum number of shares in the offering is 3,750,000, but includes up to 250,000 shares that the Company can sell to Excluded Counterparties without incurring fees (cash or warrants) to the placement agent.

The Company believes its current cash on hand and the above mentioned funding in the first quarter of 2021 is sufficient to meet its operating obligations and capital requirements for at least twelve months from the issuance of these financial statements. Thereafter, the Company may need to raise further capital through the sale of additional equity or debt securities or other debt instruments to support its future operations. The Company’s operating needs include the planned costs to operate its business, including amounts required to fund working capital and capital expenditures. The Company’s future capital requirements and the adequacy of its available funds will depend on many factors, including the Company’s ability to successfully commercialize its products and services, competing technological and market developments, and the need to enter into collaborations with other companies or acquire other companies or technologies to enhance or complement its product and service offerings. There is also no assurance that the amount of funds the Company might raise will enable the Company to complete its development initiatives or attain profitable operations. If the Company is unable to obtain additional financing on a timely basis, it may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately, the Company could be forced to discontinue its operations and liquidate.